Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	May 01, 2012
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class A Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.27%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class B Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	2.02%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class C Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	2.02%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class I Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[1]
Total annual Fund operating expenses	0.80%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class R Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.52%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class R4 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[1]
Total annual Fund operating expenses	1.09%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class R5 Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Total annual Fund operating expenses	0.84%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class W Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.27%
(Columbia Real Estate Equity Fund - Z) | Class Z Shares
Operating Expenses:
Management fees	0.75%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[1]
Total annual Fund operating expenses	1.02%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.